Statutory Information - Narrative (Details) - New York Department of Commerce - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statutory Information
Ordinary dividends declared and paid	$ 2,400,000	$ 4,700,000
Extraordinary dividends declared and paid	0	$ 0
Maximum dividend payable under state regulatory requirements	$ 1,700,000
RBC Ratio under Authorized Control Level (up to)	100.00%
TAC of the Company subject to RBC Requirements	$ 43,300,000
Corresponding Authorized Control	$ 2,500,000
Minimum
Statutory Information
RBC Ratio under Company Action Level	100.00%
Maximum
Statutory Information
RBC Ratio under Company Action Level	200.00%